Installment Payment Receivables, Net - Summary of sales type lease net investment in lease before allowance or credit loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sales-Type Lease, Net Investment in Lease, before Allowance for Credit Loss, Alternative [Abstract]
Current portion of installment payment receivables, net	¥ 1,881,755	¥ 1,294,665
Non-current portion of installment payment receivables, net	3,027,795	2,188,643
Installment payment receivables - net	¥ 4,909,550	¥ 3,483,308